Retirement Plans and Postretirement Costs (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended										12 Months Ended			12 Months Ended			12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2010	Jun. 27, 2010	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010	Dec. 31, 2009	Jun. 27, 2010 Cost of Sales [Member]	Jun. 27, 2010 Selling, General and Administrative Expenses [Member]	Jul. 01, 2012 Fixed-income Investments [Member]	Jul. 01, 2012 Pension and SERP Benefits [Member]	Jun. 27, 2010 Pension and SERP Benefits [Member]	Jul. 03, 2011 Pension and SERP Benefits [Member]	Jul. 01, 2012 Public equity [Member]	Jul. 01, 2012 SERP [Member]	Jul. 03, 2011 SERP [Member]	Jul. 01, 2012 Postretirement Benefits [Member]	Jul. 03, 2011 Postretirement Benefits [Member]	Jun. 27, 2010 Postretirement Benefits [Member]	Jul. 01, 2012 Fixed income [Member]	Jul. 01, 2012 Qualified Pension Plan [Member]	Jan. 31, 2009 U.S. Bargaining Unit Associates [Member]	Jun. 27, 2010 U.S. Bargaining Unit Associates [Member]	Jul. 01, 2012 U.S. Bargaining Unit Associates [Member]	Jul. 03, 2011 U.S. Bargaining Unit Associates [Member]	Dec. 31, 2009 U.S. Bargaining Unit Associates [Member]	Jan. 31, 2009 U.S. Salaried Associates [Member]	Jun. 27, 2010 U.S. Salaried Associates [Member]	Jul. 01, 2012 U.S. Salaried Associates [Member]	Jul. 03, 2011 U.S. Salaried Associates [Member]	Dec. 31, 2009 U.S. Salaried Associates [Member]	Dec. 31, 2008 U.S. Salaried Associates [Member]
Retirement Plans and Postretirement Costs (Textual) [Abstract]
Curtailment loss					$ 505,000		$ 375,000	$ 130,000			$ 505,000
Prior service costs included in accumulated other comprehensive loss before tax to be recognized during fiscal 2013										12,000						764,000
Prior service costs included in accumulated other comprehensive loss after tax to be recognized during fiscal 2013										7,000						474,000
Net actuarial loss included in accumulated other comprehensive loss before tax expense to be recognized during fiscal 2013										4,500,000						898,000
Net actuarial loss included in accumulated other comprehensive loss after tax to be recognized during fiscal 2013										2,800,000						557,000
Percentage target asset allocation			100.00%						30.00%				70.00%						30.00%
Public equity return applied to target allocation in determining expected long term rate of return													10.00%						6.00%
Defined benefit plan assumptions used calculating benefit obligation expected long term return on assets			7.50%
Expected employer contributions during fiscal 2013														5,700,000		1,000,000				2,000,000
Employer contribution defined contribution plan			1,400,000	1,300,000	743,000
Percent of each dollar of eligible employee contributions matched by employer																					100.00%	100.00%	100.00%	100.00%	50.00%	100.00%	100.00%	100.00%	100.00%	20.00%	50.00%
Retirement Plans and Postretirement Costs (Additional Textual) [Abstract]
Rabbi Trust Assets - SERP			4,400,000	4,300,000
Projected benefit obligation										103,383,000	90,402,000	89,609,000		7,216,000	4,707,000	4,475,000	4,586,000	5,642,000
Postretirement Plan Annual Benefit Limit For Future Eligible Retirees			4,000
Defined benefit plan benefit for future eligible retirees period			5 years
Measurement date for pension and postretirement plans			2012-06-30
Health care cost trend rate for next fiscal year			8.50%
Ultimate health care cost trend rate			5.00%
Transfers in or out of Level 3 investments			$ 0
Benefit obligations, expected return on plan assets			7.80%							7.50%		7.80%
Actual Historical Annualized Returns Using Target Allocation - 5 Years			1.28%
Actual Historical Annualized Returns Using Target Allocation - 10 Years			6.16%
Actual Historical Annualized Returns Using Target Allocation - 15 Years			5.72%
Actual Historical Annualized Returns Using Target Allocation - 20 Years			7.68%
Actual Historical Annualized Returns Using Target Allocation - 25 Years			7.75%
Actual Historical Annualized Returns Using Target Allocation - 30 Years			10.31%
Maximum Percent of Eligible Employee Compensation matched by the employer	5.00%	5.00%	5.00%	5.00%		6.00%